INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

October 31, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Advisory Research International Small Cap Value Fund

The Trust is filing Post-Effective Amendment No. 427 to its Registration Statement under Rule 485(a) (1) to create a new class of shares of the Advisory Research International Small Cap Value Fund designated as  Class I shares .  The Class I shares of the Fund have the same terms as the currently existing shares of the Fund, which will become subject to a shareholder servicing plan and will be designated as another class of the Fund when the Class I shares become effective.

Please direct your comments to the undersigned at (626) 914-4141.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer